CONSOLIDATED BALANCE SHEETS - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Consolidated entity
Non-current assets.
Property, plant and equipment	€ 2,020,000	€ 713,000
Intangible assets	25,322,000	15,853,000
Right of use assets	3,218,000	3,283,000
Deferred tax asset	46,000	32,000
Other long-term receivables	164,000	91,000
Total non-current assets	30,770,000	19,972,000
Current assets.
Inventory	346,000	55,000
Trade receivables	226,000
Other receivables	2,286,000	1,644,000
Other current assets	1,693,000	109,000
Cash and cash equivalents	135,509,000	92,300,000
Total current assets	140,060,000	94,108,000
Total assets	170,830,000	114,080,000
Capital and reserves
Capital	4,427,000	3,796,000
Share premium	228,033,000	150,936,000
Share based payment reserve	3,127,000	2,650,000
Other comprehensive income	202,000	149,000
Retained loss	(87,167,000)	(60,341,000)
Total equity attributable to shareholders	148,622,000	97,190,000
Non-current liabilities.
Financial debt	7,802,000	7,607,000
Lease liability	2,737,000	2,844,000
Pension liability	80,000	37,000
Provisions	12,000
Deferred tax liability	5,000
Total non-current liabilities	10,636,000	10,488,000
Current liabilities.
Financial debt	554,000	616,000
Lease liability	582,000	473,000
Trade payables	3,995,000	1,190,000
Current tax liability	2,808,000
Other payables	3,633,000	4,123,000
Total current liabilities	11,572,000	6,402,000
Total liabilities	22,208,000	16,890,000
Total equity and liabilities	€ 170,830,000	€ 114,080,000